WELLS S&P REITSM PORTFOLIO HOLDINGS1 (Unaudited)

[CHART OMITTED]

Money Market Securiteis - 100.47%

Liabilities in excess of other assets - (0.47)%

1 As of May 25, 2005, the Fund is no longer pursuing its stated investment objective.

2 Percentage of net assets.

POTOMAC DOW 30SM PLUS PORTFOLIO HOLDINGS (Unaudited)

[CHART OMITTED]

1 Percentage of net assets.

POTOMAC OTC PLUS PORTFOLIO HOLDINGS (Unaudited)

[CHART OMITTED]

1 Percentage of net assets.

ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO HOLDINGS (Unaudited)

[CHART OMITTED]

1 Percentage of net assets.

POTOMAC MID CAP PLUS PORTFOLIO1 (Unaudited)

[CHART OMITTED]

1 The Fund is no longer pursuing its stated investment objective.

2 Percentage of net assets.

POTOMAC SMALL CAP PLUS PORTFOLIO (Unaudited)

[CHART OMITTED]

1 Percentage of net assets.

POTOMAC U.S./SHORT PORTFOLIO1 (Unaudited)

[CHART OMITTED]

1 The Fund is no longer pursuing its stated investment objective.

2 Percentage of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Portfolios file complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Qs are available at the SEC’s website at www.sec.gov. The Portfolios’ Form N-Qs may be reviewed and copied at the Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period January 1, 2005 to June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expense you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac Dow 30^{SM} Plus Portfolio
Schedule of Investments
June 30, 2005 (Unaudited)

Common Stocks - 91.21%	**Shares**	**Value**
Aircraft - 4.50%		
Boeing Co.	9,863	$ 650,958
Aircraft Engines & Engine Parts - 3.50%		
United Technologies Corp.	9,863	506,465
Beverages - 2.84%		
Coca-Cola Co.	9,863	411,780
Chemicals - 2.93%		
Du Pont	9,863	424,208
Computer & Office Equipment - 6.66%		
Hewlett-Packard Co.	9,863	231,879
International Business Machines Corp.	9,863	731,835
		963,714
Construction, Machinery & Equipment - 6.49%		
Caterpillar, Inc.	9,863	940,042
Converted Paper & Paperboard Products - 4.92%		
3M Co.	9,863	713,095
Electronic & Other Electrical Equipment - 2.36%		
General Electric Co.	9,863	341,753
Finance Services - 3.63%		
American Express Co.	9,863	525,007
Fire, Marine & Casualty Insurance - 3.96%		
American International Group	9,863	573,040
Food & Kindred Products - 4.40%		
Altria Group, Inc.	9,863	637,742
Motor Vehicle Parts & Accessories - 2.50%		
Honeywell International, Inc.	9,863	361,282
Motor Vehicles & Passenger Car Bodies - 2.32%		
General Motors Corp.	9,863	335,342
National Commercial Banks - 5.55%		
Citigroup, Inc.	9,863	455,966
JP Morgan Chase & Co.	9,863	348,361
		804,327

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac Dow 30SM Plus Portfolio
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Common Stocks - 91.21%- continued	Shares	Value
Petroleum Refining - 3.91%		
Exxon Mobil Corp.	9,863	$ 566,827
Pharmaceutical Preparations - 8.40%		
Johnson & Johnson	9,863	641,095
Merck & Co., Inc.	9,863	303,780
Pfizer Inc.	9,863	272,022
		1,216,897
Retail-Eating Places - 1.89%		
McDonald's Corp.	9,863	273,698
Retail-Lumber & Other Building Materials Dealers - 2.65%		
Home Depot, Inc.	9,863	383,671
Retail-Variety Stores - 3.28%		
Wal-Mart Stores, Inc.	9,863	475,397
Rolling, Drawing & Extruding of Nonferrous Metals - 1.78%		
Alcoa, Inc.	9,863	257,720
Semiconductors & Related Devices - 1.78%		
Intel Corp.	9,863	257,030
Services-Miscellaneous Amusement & Recreation - 1.71%		
The Walt Disney Co.	9,863	248,350
Services-Prepackaged Software - 1.69%		
Microsoft Corp.	9,863	244,997
Soap, Detergent, Cleansing Preparations, Perfumes, Cosmetics - 3.59%		
Proctor & Gamble Co.	9,863	520,273
Telephone Communications - 3.97%		
SBC Communications, Inc.	9,863	234,246
Verizon Communications, Inc.	9,863	340,767
		575,013
TOTAL COMMON STOCKS (Cost $13,398,415)		13,208,628

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments
June 30, 2005 (Unaudited)

Common Stocks - 89.92%	**Shares**	**Value**
Arrangement of Transportation of Freight & Cargo - 0.73%		
C H Robinson Worldwide, Inc.	891	$ 51,856
Expeditors International Of Washington, Inc.	1,114	55,488
		107,344
Biological Products - 7.01%		
Amgen, Inc. (a)	6,135	370,922
Biogen IDEC, Inc. (a)	3,985	137,283
Genzyme Corp. (a)	3,364	202,143
Gilead Sciences, Inc.	4,733	208,205
Invitrogen Corp. (a)	519	43,227
Medimmune, Inc. (a)	2,820	75,350
		1,037,130
Cable & Other Pay Television Services - 3.17%		
Comcast Corp. Class A (a)	10,139	311,267
EchoStar Communications Corp.	2,365	71,305
Liberty Media International, Inc.	1,851	86,386
		468,958
Communication Services - 0.53%		
XM Satellite Radio Holdings, Inc. (a)	2,323	78,192
Computer Communication Equipment - 3.79%		
Cisco Systems, Inc. (a)	24,287	464,125
Juniper Networks, Inc. (a)	3,810	95,936
		560,061
Computer Storage Devices - 1.06%		
Network Appliance, Inc. (a)	4,073	115,144
Sandisk Corp. (a)	1,768	41,955
		157,099
Computer Terminals - 0.21%		
ATI Technologies, Inc. (a)	2,640	31,284
Dental Equipment & Supplies - 0.30%		
Dentsply International, Inc.	821	44,334
Electrical Industrial Apparatus - 0.33%		
American Power Conversion, Inc.	2,063	48,666
Electronic Computers - 5.97%		
Apple Computer, Inc.	12,225	450,002
Dell, Inc. (a)	9,475	374,357
Sun Microsystems, Inc. (a)	15,761	58,789
		883,148

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Common Stocks - 89.92% - continued	**Shares**	**Value**
Electronic Connectors - 0.19%		
Molex, Inc.	1,052	$ 27,394
Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.57%		
Cintas Corp.	2,196	84,766
Motor Vehicles & Passenger Car Bodies - 0.95%		
PACCAR, Inc.	2,073	140,964
Optical Instruments & Lenses - 0.75%		
KLA-Tencor Corp.	2,538	110,911
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.85%		
Biomet, Inc.	3,608	124,981
Paperboard Mills - 0.18%		
Smurfit Stone Container Corp. (a)	2,648	26,930
Pharmaceutical Preparations - 1.92%		
Chiron Corp. (a)	2,789	97,308
Millennium Pharmaceuticals (a)	3,588	33,261
TEVA Pharmaceutical Industries, Ltd. (b)	4,945	153,987
		284,556
Printed Circuit Boards - 0.80%		
Flextronics International Ltd. (a)	6,526	86,208
Sanmina Corp. (a)	5,968	32,645
		118,853
Radio Broadcasting Stations - 0.67%		
Sirius Satellite Radio, Inc. (a)	15,249	98,814
Radio & TV Broadcasting & Communications Equipment - 4.97%		
Ericsson (LM) (b)	1,361	43,484
QUALCOMM, Inc.	20,958	691,824
		735,308
Radiotelephone Communications - 3.28%		
NEXTEL Communications, Inc. - Class A (a)	15,011	485,005
Retail - Building Materials, Hardware, Garden Supply - 0.32%		
Fastenal Co.	772	47,293
Retail - Catalog & Mail - Order Houses - 1.00%		
Amazon.com, Inc. (a)	2,902	95,998
CDW Corp.	902	51,495
		147,493

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Common Stocks - 89.92% - continued	**Shares**	**Value**
Retail - Department Stores- 1.86%		
Sears Holding Corp. (a)	1,835	$ 275,011
Retail - Drug Stores & Proprietary Stores- 0.48%		
Express Scripts, Inc.	1,408	70,372
Retail - Eating & Drinking Places - 2.01%		
Starbucks Corp. (a)	5,765	297,820
Retail - Family Clothing Stores - 0.30%		
Ross Stores, Inc.	1,547	44,724
Retail - Grocery Stores - 0.55%		
Whole Foods Market, Inc.	682	80,681
Retail - Home Furniture, Furnishings & Equipment Stores - 1.19%		
Bed Bath & Beyond, Inc. (a)	4,226	176,562
Retail - Miscellaneous Shopping Goods Stores - 0.76%		
Staples, Inc.	5,263	112,207
Retail - Retail Stores - 0.31%		
PETsMART, Inc.	1,507	45,737
Retail - Variety Stores - 0.99%		
Costco Wholesale Corp.	2,676	119,938
Dollar Tree Stores, Inc. (a)	1,116	26,784
		146,722
Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.31%		
Garmin LTD.	1,070	45,742
Semiconductors & Related Devices - 10.58%		
Applied Materials, Inc.	9,044	146,332
Broadcom Corp. - Class A (a)	2,688	95,451
Intel Corp.	22,994	599,224
Intersil Corp.	1,641	30,802
JDS Uniphase Corp. (a)	17,546	26,670
Linear Technology Corp.	4,350	159,602
Marvell Technology Group Ltd. (a)	2,836	107,881
Maxim Integrated Products, Inc.	4,889	186,809
Microchip Technology, Inc.	1,844	54,619
Qlogic Corp. (a)	996	30,747
Xilinx, Inc.	4,951	126,250
		1,564,387
Services - Advertising Agencies - 0.26%		
Lamar Advertising Co. - Class A (a)	917	39,220

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
June 30, 2005 (Unaudited)

Common Stocks - 89.92% - continued	**Shares**	**Value**
Services - Business Services - 2.39%		
eBAY, Inc.	10,708	$ 353,471
Services - Computer Integrated Systems Design - 1.67%		
Yahoo, Inc. (a)	7,141	247,436
Services - Computer Processing & Data Preparation - 0.74%		
Fiserv, Inc. (a)	2,545	109,308
Services - Computer Programming Services - 0.96%		
Cognizant Technology Solutions Corp. (a)	1,404	66,170
VeriSign, Inc. (a)	2,653	76,300
		142,470
Services - Educational Services - 1.31%		
Apollo Group, Inc. - Class A	1,954	152,842
Career Education Corp. (a)	1,111	40,674
		193,516
Services - Engineering, Accounting, Research, Management - 0.84%		
PayChex, Inc.	3,819	124,270
Services - Miscellaneous Amusement & Recreation - 0.37%		
Wynn Resorts Ltd. (a)	1,154	54,550
Services - Miscellaneous Health & Allied Services - 0.28%		
Lincare Holdings, Inc. (a)	1,016	41,493
Services - Motion Picture & Video Tape Production - 0.43%		
Pixar, Inc.	1,264	63,263
Services - Prepackaged Software - 16.62%		
Adobe Systems, Inc.	5,092	145,733
Altera Corp. (a)	5,559	110,179
Autodesk, Inc.	2,534	87,094
BEA Systems, Inc. (a)	3,865	33,935
Check Point Software Technologies Ltd. (a)	2,608	51,638
Citrix Systems, Inc. (a)	2,139	46,331
Electronic Arts, Inc. (a)	3,287	186,077
Intuit, Inc. (a)	2,429	109,572
Mercury Interactive Corp.	981	37,631
Microsoft Corp.	39,555	982,546
Oracle Corp. (a)	22,804	301,013
Siebel Systems, Inc.	6,438	57,298
Symantec Corp.	7,912	172,007
Synopsys, Inc. (a)	1,409	23,488
Veritas Software Corp. (a)	4,646	113,362
		2,457,904

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Access U.S. Government Money Market Portfolio
Schedule of Investments
June 30, 2005 (Unaudited)

U.S. Treasury & Agency Obligations - 100.17%	**Principal Amount**	**Value**
Federal National Mortgage Association Discount Note, 0.00%, 7/18/05	$ 3,071,000	$ 3,066,945
Federal Home Loan Bank Discount Note, 0.00%, 7/26/05	3,071,000	3,067,719
Federal Home Loan Bank Discount Note, 0.00%, 7/15/05	3,071,000	3,068,188
Federal Home Loan Bank Discount Note, 0.00%, 7/13/05	3,071,000	3,064,999
U.S. Treasury Bill, 0.00%, 7/7/05	3,071,000	3,069,738
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $15,337,589)		15,337,589
Money Market Securities - 0.00%	**Shares**	
Huntington U.S. Treasury Money Market Fund		
Investment Shares - Class A, 1.92% (a)	286	286
TOTAL MONEY MARKET SECURITIES (Cost $286)		286
TOTAL INVESTMENTS (Cost $15,337,875) - 100.17%		$ 15,337,875
Liabilities in excess of cash and other assets - (0.17)%		(26,126)
TOTAL NET ASSETS - 100.00%		$ 15,311,749

(a) Variable rate security; the coupon rate shown represents the rate at June 30, 2005.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Access Variable Insurance Trust
Notes to the Financial Statements
June 30, 2005
(Unaudited)

NOTE 1. ORGANIZATION

Wells S&P REIT Index℠ Portfolio (the "S&P REIT Index℠ Portfolio"), Potomac OTC Plus Portfolio (the "OTC Plus Portfolio"), Potomac Dow 30℠ Plus Portfolio (the "Dow 30℠ Plus Portfolio"), Access U.S. Government Money Market Portfolio (the "Money Market Portfolio"), Potomac Mid Cap Plus Portfolio (the "Mid Cap Plus Portfolio"), Potomac Small Cap Plus Portfolio (the "Small Cap Plus Portfolio"), and Potomac U.S./Short Portfolio (the "US/Short Portfolio"), (collectively, the "Portfolios") are each organized as a series of the Access Variable Insurance Trust (the "Trust"). The S&P REIT Index℠ and Money Market Portfolio are diversified portfolios. The OTC Plus Portfolio, Dow 30℠ Plus Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio are non-diversified Portfolios. The S&P REIT Index℠ Portfolio, OTC Plus Portfolio, Dow 30℠ Plus, and Money Market Portfolio commenced operations on May 1, 2003. The Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio commenced operations on May 1, 2004.

The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The investment adviser for each Portfolio is Access Fund Management, LLC (the "Adviser"). The sub-adviser to the S&P REIT Index Portfolio is Wells Asset Management, Inc. ("Wells"). The sub-adviser to the OTC Plus Portfolio, the Dow 30℠ Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus Portfolio, and the US/Short Portfolio is Rafferty Asset Management, LLC ("Rafferty"). The OTC Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the NASDAQ 100 Index™. The Dow 30℠ Plus Portfolio seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial Average℠. The Money Market Portfolio seeks to provide security of principal, current income and liquidity. The Small Cap Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Russell 2000® Index. Prior to the decision to no longer pursue the portfolios' investment objectives (see Note 8), the S&P REIT Index℠ Portfolio sought to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index℠; the Mid Cap Plus Portfolio sought to provide investment returns that corresponded to 125% of the performance of the Standard & Poor's 400 Mid Cap Index™; and the US/Short Portfolio sought to provide investment returns that inversely corresponded (opposite) to the performance of the Standard & Poor's 500 Composite Stock Price Index™.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable sub-adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued

Access Variable Insurance Trust
Notes to the Financial Statements - continued
June 30, 2005
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board").

It is the policy of the Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Money Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates. Use of the amortized cost valuation method requires the Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by Rafferty to be of high quality with minimal credit risks. The Money Market Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations.

Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable sub-adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Futures Contracts- The OTC Plus Portfolio, Dow 30^{SM} Plus Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

Access Variable Insurance Trust
Notes to the Financial Statements - continued
June 30, 2005
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Repurchase Agreements- Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities. A repurchase agreement is a short term investment in which the purchaser (*i.e.*, a Portfolio) acquires ownership of U.S. Government Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Federal Income Taxes - There is no provision for federal income tax. The Portfolios intend to qualify each year as "regulated investment companies" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Portfolios could incur a tax expense.

Security Transactions and Related Income- The Portfolios follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions- The S&P REIT Index^{SM} Portfolio, the OTC Plus Portfolio, the Dow 30^{SM} Plus Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus Portfolio, and the US/Short Portfolio intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis, which are determined in accordance with income tax regulations and recorded on the ex-dividend date. The Money Market Portfolio intends to distribute all its net investment income on a monthly basis. The Portfolios intend to distribute net realized long term capital gains and net realized short term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to each of the Portfolios is Access Fund Management, LLC. Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board. As compensation for its management services, each Portfolio is obligated to pay the adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Trust bears all other expenses that are not assumed by the Adviser. The Trust

Access Variable Insurance Trust
Notes to the Financial Statements - continued
June 30, 2005
(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

also is liable for nonrecurring expenses as they may arise, including litigation to which a Portfolio may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Effective upon the commencement of operations of each Portfolio through April 30, 2005, the Adviser contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs, borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short), taxes and extraordinary or non-recurring expenses) at 1.45% of each Portfolio's average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayments will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the sub-adviser's letter agreement. As of May 1, 2005 the Adviser has contractually agreed to waive fees to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs, borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short), taxes and extraordinary or non-recurring expenses) at 1.75% of each Portfolio's average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.75% expense limitation. Such repayments will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the sub-adviser's letter agreement. Because each Portfolio was liquidated and terminated on or before July 31, 2005, none of the Portfolios will make such repayments.

For the six months ended June 30, 2005 the Adviser earned the following fees before reimbursement, and waived or reimbursed the following fees and expenses:

	S&P REIT Index[SM] Portfolio	Dow 30[SM] Plus Portfolio	OTC Plus Portfolio	Money Market Portfolio
Management Fees earned before reimbursement	$ 27,882	$ 35,156	$ 35,069	$ 182,968
Fees and expenses reimbursed by Adviser	$ (50,260)	$ (35,336)	$ (37,916)	$ (117,506)

	Mid Cap Plus Portfolio	Small Cap Plus Portfolio	US/Short Portfolio
Management Fees earned before reimbursement	$ 9,286	$ 17,150	$ 1,838
Fees and expenses reimbursed by Adviser	$ (15,576)	$ (22,046)	$ (8,486)

Access Variable Insurance Trust
Notes to the Financial Statements - continued
June 30, 2005
(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES –continued

As of June 30, 2005, the Portfolios had receivables from the Adviser of the following:

	S&P REIT Index℠ Portfolio	Dow 30℠ Plus Portfolio	OTC Plus Portfolio	Money Market Portfolio
Receivable from Adviser	$ 9,572	$ 2,245	$ 15,177	$ 23,520

	Mid Cap Plus Portfolio	Small Cap Plus Portfolio	US/Short Portfolio
Receivable from Adviser	$ 2,779	$ 4,491	$ 2,362

The sub-adviser to the S&P REIT℠ Index Portfolio is Wells Asset Management, Inc. ("Wells"). Under the terms of the sub-advisory agreement with the Adviser, Wells receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the S&P REIT Index Portfolio. Effective upon commencement of operations of the S&P REIT ℠ Index Portfolio through April 30, 2005, Wells contractually agreed to waive fees or reimburse other expenses of the S&P REIT Index Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the S&P REIT ℠ Index Portfolio's average daily net assets for that period. The Adviser agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Wells is subject to repayment by the S&P REIT ℠ Index Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred, if the S&P ℠ REIT Index Portfolio is able to make the payment without exceeding the 1.50% expense limitation. Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex"), to manage the S&P REIT Index Portfolio's investments. For its services, Rydex receives an annual fee from Wells equal to 0.20% of the combined average daily net assets of the S&P REIT Index ℠ Portfolio and the Wells S&P Index Fund, both considered series of the Wells Family of Real Estate Funds, up to $100,000,000, 0.15% of such assets from $100,000,000 to $500,000,000 and 0.10% of such assets in excess of $500,000,000; subject to a minimum monthly fee of $10,000.

The sub-adviser to the OTC Plus Portfolio, the Dow 30℠ Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus Portfolio, and the US/Short Portfolio is Rafferty Asset Management, LLC ("Rafferty"). Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the OTC Plus Portfolio, the Dow 30℠ Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus Portfolio, and the US/Short Portfolios. Effective upon the commencement of operations of the Portfolios through April 30, 2005, Rafferty contractually agreed to waive fees or reimburse other expenses of each of the OTC Plus Portfolio, the Dow 30℠ Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus Portfolio, and the US/Short Portfolios it manages to the extent necessary to maintain the OTC Plus Portfolio, the Dow 30℠ Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus Portfolio, and US/Short Portfolio's total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the OTC Plus Portfolio, the Dow 30℠ Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus Portfolio, and the US/Short Portfolio's average daily net

Access Variable Insurance Trust
Notes to the Financial Statements - continued
June 30, 2005
(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

assets for that period. The Adviser agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Rafferty with respect to a Portfolio is subject to reimbursement by the Portfolio within the three fiscal years following the year in which such waiver or reimbursement occurred if the Portfolio is able to make the payment without exceeding the 1.50% expense limitation.

The Portfolios have entered into an Administration Agreement with the Adviser. Pursuant to the Administration Agreement, each of the Portfolios pays an administration fee equal to 0.10% of each Portfolio's average daily net assets under $50 million, 0.07% of each Portfolio's average daily net assets from $50 million to $100 million, 0.05% of each Portfolio's average daily net assets from $100 million to $150 million, and 0.03% of each Portfolio's average daily net assets over $150 million, (subject to a minimum fee of $2,083 per month). Under the Administration Agreement, the Adviser supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. The Adviser supervises the preparation of tax returns, reports to shareholders of each Portfolio, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the six months ended June 30, 2005, the Adviser earned $12,344, $9,285, $9,391, $49,064, $2,426, $4,328, and $471 from the S&P REIT Index[SM] Portfolio, Dow 30[SM] Plus Portfolio, OTC Plus Portfolio, Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio, respectively, for administration services. As of June 30, 2005, the Adviser was owed $3,274, $2,273, $2,905, $13,742, $211, $411, and $84 by the S&P REIT Index[SM] Portfolio, Dow 30[SM] Plus Portfolio, OTC Plus Portfolio, Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio, respectively. The Adviser retains Unified Fund Services ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc. to act as sub-administrator to the Trust. For the six months ended June 30, 2005, Unified earned $49,809 from the Adviser, for sub-administration services.

Each Portfolio also retains Unified to act as its transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Money Market Portfolio of $1.50 per shareholder and a monthly fee from the other Portfolios of $1.25 per shareholder (subject to a minimum monthly fee of $833), plus reimbursement of out-of-pocket expenses. For the six months ended June 30, 2005, Unified earned fees of $5,013, $3,714, $3,766, $19,049, $975, $1,737 and $197 from the S&P REIT Index[SM] Portfolio, Dow 30[SM] Plus Portfolio, OTC Plus Portfolio, Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio respectively for transfer agent services provided to the Portfolios and $1,692, $669, $338, $3,504, $187, $218 and $27 from the S&P REIT Index[SM] Portfolio, Dow 30[SM] Plus Portfolio, OTC Plus Portfolio, Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Portfolios. For its services as fund accountant, Unified receives an asset-based fee from each Portfolio computed as a percentage of each Portfolio's average daily net assets (subject to a monthly minimum fee of $1,667). For the six months ended June 30, 2005, Unified earned fees of $10,004, $7,429, $7,516, $39,194, $1,941, $3,467, and $390 from the S&P REIT Index[SM] Portfolio, Dow 30[SM] Plus Portfolio, OTC Plus Portfolio, Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio, respectively for fund accounting services provided to the Portfolios. An officer of the Trust is a shareholder of Unified Financial Services, Inc., the parent of Unified.

The Trust has adopted a 12b-1 Plan that permits the Portfolios to pay 12b-1 fees for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Funds. For the six months ended June 30, 2005, the Wells S&P REIT Index [SM] Portfolio, Potomac Dow 30[SM], Potomac OTC Plus Portfolio, Access U.S. Government Money Market Portfolio, Potomac Mid Cap Plus Portfolio, Potomac Small Cap

Access Variable Insurance Trust
Notes to the Financial Statements - continued
June 30, 2005
(Unaudited)

NOTE 4. INVESTMENTS - continued

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized (depreciation) were:

Portfolio	Futures Contracts	Number of Contracts	Aggregate Settlement Value	Unrealized Appreciation/ (Depreciation)
Dow 30^{SM} Plus Portfolio	Dow Jones Industrial Average	50	5,151,000	(68,350)
OTC Plus Portfolio	NASDAQ 100 Index	36	$ 541,080	$ (67,088)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940.

As of June 30, 2005, Western Reserve Life Assurance Co. held the following percentage of outstanding shares in omnibus accounts for the benefit of others, and therefore may be deemed to control these Portfolios.

S&P REIT Index^{SM} Portfolio	Dow 30^{SM} Plus Portfolio	OTC Plus Portfolio	Money Market Portfolio	Mid Cap Plus Portfolio	Small Cap Plus Portfolio	US/Short Portfolio
97.85%	98.36%	98.64%	98.55%	99.78%	99.84%	99.59%

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

S&P REIT Index^{SM} Portfolio. For the fiscal year ended December 31, 2004, the Portfolio paid distribution from income in the amount of $0.0096 per share and a short-term capital gain of $0.0118 per share.

The tax character of distributions paid in 2004 was as follows:

	2004	2003
Distributions paid from:		
Ordinary Income	$ 3,364	$ 17,006
Short-term Capital Gain	4,137	19,643
Long-term Capital Gain	-	-
	$ 7,501	$ 36,649

Access Variable Insurance Trust
Notes to the Financial Statements - continued
June 30, 2005
(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax character of distributions paid in 2004 was as follows:

	2004	2003
Distributions paid from:		
Ordinary Income	$ -	$ -
Short-term Capital Gain	83,806	43,793
Long-term Capital Gain	199,058	-
	$ 282,864	$ 43,793

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)	$ 73,660
Undistributed long-term capital gain/(accumulated losses)	74,944
Unrealized appreciation/(depreciation)	106,806
	$ 255,410

On May 6, 2005, the Potomac Dow 30^{SM} Plus Portfolio paid a distribution of long-term capital gain of $0.5215 per share or $74,848 and an income dividend $.5127 per share or $73,597 to shareholders of record on May 5, 2005.

For the period and year ended December 31, 2004, the following Portfolios paid no cash distributions: Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio.

As of December 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis for those Portfolios were as follows:

	Money Market Portfolio	Mid Cap Plus Portfolio	Small Cap Plus Portfolio	US/Short Portfolio
Undistributed ordinary income (accumulated losses)	$ -	$ 252,926	$ 429,576	$ -
Undistributed long-term capital gain (accumulated losses)	-	379,890	635,932	(39,682)
Unrealized net appreciation (depreciation)	-	-	-	-
	$ -	$ 632,816	$ 1,065,508	$ (39,682)

The difference between book basis and tax basis unrealized appreciation is attributable to the deemed sale treatment of open futures contracts for tax purposes.

Access US Government Money Market Portfolio. For the six months ended June 30, 2005, the Access U.S. Government Money Market Portfolio paid monthly income distributions totaling $.0058 per share or $192,361.

Potomac Mid-Cap Plus Portfolio. On March 8, 2005, the Potomac Mid-Cap Plus Portfolio paid a distribution from short-term capital gain in the amount of $2.5651 per share or $252,926 and a distribution from long-term capital gain of $3.8528 per share or $379,890 to shareholders of record on March 7, 2005.

Approval of Sub-Advisory Agreement - Wells Asset Management, Inc. (Unaudited)

The Board considered and renewed the sub-advisory agreement between the Adviser and Wells with respect to the S&P REIT Index^{SM} Portfolio at a meeting held on February 25, 2005. As to the nature, quality and extent of services provided by Wells, the Board reviewed information provided by Wells regarding its personnel and operations. The Board reviewed a memorandum describing Wells' company profile, the scope of services provided under the agreement, and the resources and financial condition of the firm.

They reviewed information regarding Wells' Chief Compliance Officer, its Code of Ethics and a certification regarding compliance with its Code of Ethics. Based on the information provided by Wells and a representative of Wells that participated in the meeting, the Board concluded that Wells had adequate resources to provide excellent services to the Portfolio, and that the services provided to date by Wells were consistent with the Board's expectations.

As for the performance of the Portfolio, the Board reviewed information regarding the Portfolio's one year and since inception returns compared to various indices, and a commentary provided by the sub-sub-adviser discussing performance. It was the consensus of the Board that Wells has great expertise in the REIT industry, and that the improvement in the Portfolio's returns was commendable, particularly in light of the large cash flows in and out of the Portfolio.

As for the cost of services provided and profits realized by Wells, the Board discussed the fees charged by Wells for other accounts that it manages, and reviewed information regarding fees and expenses of other real estate funds. The Board noted that Wells does not benefit from other arrangements, like soft dollar or affiliated brokerage arrangements, in connection with the Portfolio. Based on the fact that Wells had waived all fees since the inception of the Portfolio, the Board concluded that the fees are reasonable and that a discussion of "economies of scale" and Wells' profitability was not necessary. The Board determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the Agreement should be renewed with respect to the Portfolio.

Approval of Sub-Advisory Agreements - Rafferty Asset Management, LLC (Unaudited)

The Board considered and renewed the sub-advisory agreements between the Adviser and Rafferty, with respect to the OTC Plus, Dow 30^{SM} Plus, Mid Cap Plus, Small Cap Plus and US/Short Portfolios and the Access U.S. Government Money Market Portfolio at a meeting held on February 25, 2005. As to the nature, quality and extent of services provided by Rafferty, the Board reviewed information provided by Rafferty regarding its personnel and operations. The Board reviewed Rafferty's Form ADV as well as a balance sheet and income statement for the periods ended January 31, 2005. Representatives of Rafferty joined the board meeting and discussed the change in portfolio manager, noting that the Portfolios' management is very "spread sheet" driven, and that a change in portfolio manager should not affect the Portfolios. The Board discussed the firm's compliance procedures as they relate to the Portfolios and how the firm works with the sub-administrator. They reviewed information regarding Rafferty's Chief Compliance Officer, Rafferty's Code of Ethics and a certification regarding compliance with its Code of Ethics. Based on the information provided, the Board concluded that Rafferty had adequate resources to provide excellent services to the Portfolios, and that the services provided to date by Rafferty were consistent with the Board's expectations.

As for the performance of the Portfolios, the Board reviewed information regarding each Portfolio's monthly returns and beta for the year compared to the appropriate index, and a commentary provided by Rafferty discussing performance. The Board inquired about the unusually negative performance of the US/Short Portfolio, and the sub-adviser representative responded to that inquiry to the Board's satisfaction. It was the consensus of the Board that Rafferty is an excellent quantitative index manager. The Board concluded that the performance was generally satisfactory, that recent performance of the Portfolios (with the exception of the US/Short Portfolio) had been very good, and that as the smaller portfolios grow, they would be expecting even greater correlations to the target indices.

As for the cost of services provided and profits realized by Rafferty, the Board reviewed information regarding the fees charged by Rafferty for other mutual funds that it manages. The Board noted that Rafferty does not benefit from other arrangements, like soft dollar or affiliated brokerage arrangements, in connection with the Portfolios. Based on the fact that Rafferty had waived all fees since the inception of the Portfolios, the Board concluded that the fees are reasonable and that a discussion of "economies of scale" and Rafferty's profitability was not necessary. The Board

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Purchases of Equity Securities by Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of August 30, 2005 , the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Access Variable Insurance Trust

By (Signature and Title)

*	/s/ Mike Williams
Mike Williams, President

Date:  September 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Mike Williams

Mike Williams, President and Treasurer

Date:  September 1, 2005

53